Accounts receivable - Additional Information (Detail) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016 USD ($) Vessel	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) Vessel	Sep. 30, 2015 USD ($)
Accounts Notes And Loans Receivable [Line Items]
Expenses related to customer bankruptcy (note 4) | $	$ 18,883	$ 0	$ 18,883	$ 0
10000 TEU Vessels [Member]
Accounts Notes And Loans Receivable [Line Items]
Number of vessels remaining on charter | Vessel	2		2